DISCONTINUED OPERATION - Schedule of Consolidated Statements of Net (Loss)/Income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Discontinued Operation, Income (Loss) from Discontinued Operation Disclosures [Abstract]
Net revenues	$ 0	$ 23,287,088
Cost of revenues	(21,344)	(22,785,394)
Gross profit	(21,344)	501,694
Operating expenses	(23,673)	(5,582,294)
Other income/(expenses).net	23,060	48,541
Loss before income tax	(21,957)	(5,032,059)
Income tax expense	3,731	729,740
Loss from discontinued operation, net of income tax	(18,226)	(4,302,319)
Loss on sale of discontinued operation, net of income tax	(7,851,720)	0
Loss from discontinued operation, net of income tax	$ (7,869,946)	$ (4,302,319)